Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Tax
The provision for income tax was as follows:

Expense (recovery)	2023	2022	2021
Current corporate income tax – North America (1)	$1,853	$2,789	$1,841
Current corporate income tax – North Sea	(6)	69	7
Current corporate income tax – Offshore Africa	73	74	21
Current PRT (2) – North Sea	(58)	(42)	(34)
Other taxes	17	16	13
Current income tax	1,879	2,906	1,848
Deferred corporate income tax	267	302	399
Deferred PRT (2) – North Sea	(214)	(441)	—
Deferred income tax	53	(139)	399
Income tax	$1,932	$2,767	$2,247
(1)Includes North America Exploration and Production, Oil Sands Mining and Upgrading, and Midstream and Refining segments.
(2)Petroleum Revenue Tax.

Schedule of Provision for Income Tax Reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2023	2022	2021
Canadian statutory income tax rate	23.3%	23.2%	23.2%
Income tax provision at statutory rate	$2,364	$3,180	$2,298
Effect on income taxes of:
UK PRT and other taxes	(255)	(467)	(21)
Impact of UK PRT and other taxes on corporate income tax	105	190	11
Foreign and domestic tax rate differentials	(104)	(203)	(11)
Non-taxable portion of capital gains	(35)	65	(26)
Stock options exercised for common shares	91	159	98
Non-taxable gain on corporate acquisitions	—	—	(110)
Revisions arising from prior year tax filings	(174)	(186)	16
Change in unrecognized capital loss carryforward asset	(35)	65	(26)
Other	(25)	(36)	18
Income tax	$1,932	$2,767	$2,247

Summary of Major Temporary Differences, Movements in Deferred Tax Assets and Liabilities, and Net Deferred Income Tax Liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2023	2022
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,172	$11,985
Lease assets	336	336
Investments	54	56
Investment in North West Redwater Partnership	904	903
Taxable PRT for corporate income tax	256	176
Other	41	25
	13,763	13,481
Deferred income tax assets
Asset retirement obligations	(2,098)	(1,822)
Lease liabilities	(356)	(354)
Share-based compensation	(31)	(33)
Loss carryforwards	(417)	(652)
Unrealized foreign exchange loss on long-term debt	(39)	(67)
Deferred PRT	(639)	(439)
	(3,580)	(3,367)
Net deferred income tax liability	$10,183	$10,114
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2023	2022	2021
Property, plant and equipment and exploration and evaluation assets	$196	$(334)	$184
Lease assets	1	(15)	(30)
Unrealized foreign exchange on long-term debt	28	(81)	34
Unrealized risk management activities	—	(12)	19
Asset retirement obligations	(292)	(74)	(213)
Lease liabilities	(3)	11	25
Share-based compensation	2	(11)	(10)
Loss carryforwards	235	618	202
Investments	(2)	21	21
Investment in North West Redwater Partnership	1	53	83
Deferred PRT	86	(441)	—
Taxable PRT for corporate income tax	(214)	176	—
Other	15	(50)	84
	$53	$(139)	$399
The following table summarizes the movements of the net deferred income tax liability during the year:

	2023	2022	2021
Balance – beginning of year	$10,114	$10,220	$10,144
Deferred income tax expense (recovery)	53	(139)	399
Deferred income tax expense included in other comprehensive (loss) income	—	—	1
Foreign exchange adjustments	16	33	(2)
Business combinations	—	—	(322)
Balance – end of year	$10,183	$10,114	$10,220